Earnings per share (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended			For the six months ended
($ millions)	April 30 2024 (1)	January 31 2024 (1)	April 30 2023 (1)	April 30 2024 (1)	April 30 2023 (1)
Basic earnings per common share
Net income attributable to common shareholders	$1,943	$2,066	$2,018	$4,009	$3,638
Weighted average number of common shares outstanding (millions)	1,223	1,214	1,192	1,218	1,192
Basic earnings per common share (2) (in dollars)	$1.59	$1.70	$1.69	$3.29	$3.05
Diluted earnings per common share
Net income attributable to common shareholders	$1,943	$2,066	$2,018	$4,009	$3,638
Dilutive impact of share-based payment options and others (3)	(15)	(15)	(12)	(30)	(16)
Net income attributable to common shareholders (diluted)	$1,928	$2,051	$2,006	$3,979	$3,622
Weighted average number of common shares outstanding (millions)	1,223	1,214	1,192	1,218	1,192
Dilutive impact of share-based payment options and others (3) (millions)	5	7	5	7	7
Weighted average number of diluted common shares outstanding (millions)	1,228	1,221	1,197	1,225	1,199
Diluted earnings per common share (2) (in dollars)	$1.57	$1.68	$1.68	$3.25	$3.02
(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(2)	Earnings per share calculations are based on full dollar and share amounts.
(3)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.